Fees Summary	Apr. 13, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	799,134.42
Total Transaction Valuation	5,786,635,909.58
Total Offset Amount	0.00
Net Fee	$ 799,134.42
Offering Table N/A
Offset Table N/A	N/A